Operating Segment - Schedule of Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 1,166,014	$ 1,180,022
Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 1,166,014	1,180,022
CHINA | Bottom of range [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Percentage of revenue	10.00%
CHINA | Customer one [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 225,500	209,600
CHINA | Customer two [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	128,000	145,100
CHINA | Customer three [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 120,700	$ 127,800